UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,524,819	$ 217,285	¥ 2,243,537
Restricted cash	556,266	79,267	2,854,568
Accounts and notes receivable (net of allowance for doubtful debt of RMB 188,356 and RMB 243,492 as of December 31, 2023 and September 30, 2024, respectively)	1,861,828	265,308	1,715,975
Short-term investments	15,879	2,263	356,820
Prepaid expenses and other current assets	2,665,924	379,891	2,375,341
Total current assets	6,942,335	989,274	9,823,478
Non-current assets:
Property and equipment, net	15,153,253	2,159,321	13,024,393
Intangible assets, net	1,347,751	192,053	1,383,406
Land use rights, net	588,846	83,910	602,503
Operating lease right-of-use assets, net	4,412,834	628,824	4,012,329
Restricted cash	882	126	882
Deferred tax assets, net	309,390	44,088	247,644
Long-term investments, net	798,638	113,805	757,949
Other non-current assets	371,501	52,938	533,319
Total non-current assets	22,983,095	3,275,065	20,562,425
Total assets	29,925,430	4,264,339	30,385,903
Current liabilities:
Accounts and notes payable (including amounts of consolidated VIEs without recourse to the Company of RMB 493,837 and RMB 603,469 as of December 31, 2023 and September 30, 2024, respectively)	728,361	103,791	696,177
Short-term bank borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB 30,000 and RMB 552,270 as of December 31, 2023 and September 30, 2024, respectively)	552,270	78,698	30,000
Accrued expenses and other payables (including amounts of consolidated VIEs without recourse to the Company of RMB 1,616,423 and RMB 1,116,332 as of December 31, 2023 and September 30, 2024, respectively)	2,527,584	360,178	2,783,102
Advances from customers (including amounts of consolidated VIEs without recourse to the Company of RMB 1,605,247 and RMB 1,752,935 as of December 31, 2023 and September 30, 2024, respectively)	1,752,935	249,791	1,605,247
Deferred revenue (including amounts of consolidated VIEs without recourse to the Company of RMB 83,546 and RMB 81,087 as of December 31, 2023 and September 30, 2024, respectively)	87,354	12,448	95,477
Income taxes payable (including amounts of consolidated VIEs without recourse to the Company of RMB 13,531 and RMB 14,038 as of December 31, 2023 and September 30, 2024, respectively)	51,554	7,346	35,197
Current portion of long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB 544,803 and RMB 977,069 as of December 31, 2023 and September 30, 2024, respectively)	1,317,343	187,720	723,325
Current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB 97,388 and RMB 86,861 as of December 31, 2023 and September 30, 2024, respectively)	107,785	15,359	115,806
Current portion of deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB 8,062 and RMB 8,538 as of December 31, 2023 and September 30, 2024, respectively)	8,538	1,217	8,062
Current portion of operating lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB 754,935 and RMB 858,491 as of December 31, 2023 and September 30, 2024, respectively)	874,957	124,680	780,164
Convertible promissory notes			4,208,495
Total current liabilities	8,363,584	1,191,801	11,437,132
Non-current liabilities:
Long-term borrowings (including amounts of consolidated VIEs without recourse to the Company of RMB 2,464,811 and RMB 3,075,078 as of December 31, 2023 and September 30, 2024, respectively)	7,082,026	1,009,181	5,113,521
Convertible promissory notes	1,793,894	255,628	1,769,946
Derivative liability			188,706
Non-current portion of finance lease liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB 720,954 and RMB 748,256 as of December 31, 2023 and September 30, 2024, respectively)	1,169,573	166,663	1,159,525
Unrecognized tax benefits (including amounts of consolidated VIEs without recourse to the Company of RMB 98,082 and RMB 98,082 as of December 31, 2023 and September 30, 2024, respectively)	98,457	14,030	98,457
Deferred tax liabilities (including amounts of consolidated VIEs without recourse to the Company of RMB 139,174 and RMB 124,516 as of December 31, 2023 and September 30, 2024, respectively)	703,390	100,232	688,362
Deferred government grants (including amounts of consolidated VIEs without recourse to the Company of RMB 11,862 and RMB 35,771 as of December 31, 2023 and September 30, 2024, respectively)	265,941	37,896	145,112
Non-current portion of operating lease liabilities (including amounts of consolidated VIEs without resource to the Company of RMB 3,230,506 and RMB 3,550,870 as of December 31, 2023 and September 30, 2024, respectively)	3,587,701	511,243	3,270,759
Total non-current liabilities	14,700,982	2,094,873	12,434,388
Total liabilities	23,064,566	3,286,674	23,871,520
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	17,256,955	2,459,096	17,291,312
Accumulated other comprehensive loss	(16,088)	(2,293)	(14,343)
Statutory reserves	94,276	13,434	80,615
Accumulated deficit	(10,800,000)	(1,544,073)	(11,016,323)
Treasury stock	(163,073)	(23,238)	(326,953)
Total VNET Group, Inc. shareholders' equity	6,336,491	902,942	6,014,415
Noncontrolling interest	524,373	74,723	499,968
Total shareholders' equity	6,860,864	977,665	6,514,383
Total liabilities and shareholders' equity	29,925,430	4,264,339	30,385,903
Related Party
Current assets:
Amounts due from related parties	317,619	45,260	277,237
Current liabilities:
Amounts due to related parties (including amounts of consolidated VIEs without recourse to the Company of RMB 356,080 and RMB 354,902 as of December 31, 2023 and September 30, 2024, respectively)	354,903	50,573	356,080
Common Class A
Shareholders' equity:
Ordinary shares	105	15	103
Common Class B
Shareholders' equity:
Ordinary shares	¥ 4	$ 1	¥ 4